JPMorgan SmartRetirement® 2040 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 70.9%
Fixed Income — 19.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,980	162,841
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,031	487,779
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,684	22,876
JPMorgan High Yield Fund Class R6 Shares (a)	10,329	66,414
Total Fixed Income		739,910
International Equity — 9.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	924	28,122
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,372	85,208
JPMorgan International Equity Fund Class R6 Shares (a)	11,758	235,975
Total International Equity		349,305
U.S. Equity — 42.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	9,645	375,110
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	432	24,717
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,072	23,812
JPMorgan Small Cap Value Fund Class R6 Shares (a)	857	24,372
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,565	393,254
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,641	393,956
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,701	377,366
Total U.S. Equity		1,612,587
Total Investment Companies (Cost $1,803,013)		2,701,802
Exchange-Traded Funds — 27.7%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	173	15,287
JPMorgan Realty Income ETF (a)	1,037	45,492
Total Alternative Assets		60,779
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	342	15,810
International Equity — 14.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,808	102,927
JPMorgan International Research Enhanced Equity ETF (a)	7,001	438,383
Total International Equity		541,310
International Funds — 8.0%
JPMorgan Global Select Equity ETF (a)	5,325	305,703
U.S. Equity — 3.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,437	132,873
Total Exchange-Traded Funds (Cost $912,911)		1,056,475
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,233)	3,255	3,229

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $54,819)	54,819	54,819
Total Investments — 100.2% (Cost $2,773,976)		3,816,325
Liabilities in Excess of Other Assets — (0.2)%		(5,971)
NET ASSETS — 100.0%		3,810,354

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,280	06/21/2024	USD	67,123	(74)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,056,475	$—	$—	$1,056,475
Investment Companies	2,701,802	—	—	2,701,802

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,229	$—	$3,229
Short-Term Investments
Investment Companies	54,819	—	—	54,819
Total Investments in Securities	$3,813,096	$3,229	$—	$3,816,325
Depreciation in Other Financial Instruments
Futures Contracts	$(74)	$—	$—	$(74)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$93,880	$22,718	$15,054	$(1,110)	$2,493	$102,927	2,808	$2,535	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,411	627	2,572	64	757	15,287	173	406	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	114,139	25,897	26,893	(14)	19,744	132,873	1,437	1,167	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	21,365	—	6,263	(825)	1,533	15,810	342	1,025	—
JPMorgan Core Bond Fund Class R6 Shares (a)	130,837	48,932	16,851	(2,127)	2,050	162,841	15,980	3,739	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	392,840	142,776	47,572	(7,906)	7,641	487,779	68,031	12,974	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,292	16,058	13,283	(1,683)	2,492	22,876	3,684	877	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	27,295	2,084	1,727	(74)	544	28,122	924	449	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,647	9,407	34,452	(2,222)	3,828	85,208	5,372	3,060	—
JPMorgan Global Select Equity ETF (a)	—	280,664	16,795	790	41,044	305,703	5,325	520	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	475,647	3,353	190,554	53,453	33,211	375,110	9,645	—	2,457
JPMorgan High Yield Fund Class R6 Shares (a)	86,963	4,005	27,528	(1,629)	4,603	66,414	10,329	4,005	—
JPMorgan International Equity Fund Class R6 Shares (a)	307,951	6,005	93,528	(11,888)	27,435	235,975	11,758	6,006	—
JPMorgan International Research Enhanced Equity ETF (a)	576,587	22,834	202,355	11,061	30,256	438,383	7,001	14,669	192
JPMorgan Realty Income ETF (a)	48,298	2,551	7,257	(234)	2,134	45,492	1,037	987	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,589	3,875	30,517	1,990	(220)	24,717	432	521	1,550
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	26,004	2,386	7,936	425	2,933	23,812	1,072	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	24,838	1,726	5,664	78	3,394	24,372	857	321	34
JPMorgan U.S. Equity Fund Class R6 Shares (a)	446,602	18,889	136,358	31,730	32,391	393,254	16,565	2,878	4,027

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	$52,974	$607,236	$605,391	$—	$—	$54,819	54,819	$2,071	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	448,753	4,336	130,342	22,896	48,313	393,956	9,641	3,809	528
JPMorgan Value Advantage Fund Class R6 Shares (a)	471,778	40,490	172,164	17,441	19,821	377,366	9,701	7,919	22,694
Total	$3,940,690	$1,266,849	$1,791,056	$110,216	$286,397	$3,813,096		$69,938	$31,482

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.